Shareholder’s Equity	12 Months Ended
Dec. 31, 2025
Shareholder’s Equity [Abstract]
Shareholder’s equity

14.    Shareholder’s equity

The Group was incorporated under the laws of Delaware on January 11, 2024. In accordance the Group’s amended and restated certificate of incorporation filed on September 23, 2024, the Group is authorized to issue 160,000,000 shares of capital stock consisting of 150,000,000 shares of common stock with a par value of US$0.0001 per share and 10,000,000 shares of preferred stock with a par value of US$0.0001 per share. The 150,000,000 shares of common stock are designated as Class A common stock and Class B common stock, of which the authorized number of Class A shares is 137,634,560 shares and the authorized number of Class B shares is 12,365,440 shares. Both Class A and Class B shares rank pari passu in the event of liquidation and entitlement to declared dividends. The two classes of shares differ in their voting rights. Each class A shares of common stock is entitled to one vote per share, while the class B shares of common stock are entitled to five votes for each share.

As of both December 31, 2025 and December 31, 2024, there were 7,634,560 Class A and 12,365,440 Class B shares of common stock issued and outstanding. No preferred shares have been issued. All share and per share amounts for the periods presented have been retroactively adjusted to reflect a share consolidation. All share capital has been fully paid.